Stock Option Plans (Exercise Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46	$ 8.46	$ 11.55
Stock options outstanding, exercise price range, upper range limit	$ 33.50	$ 33.5	$ 33.5
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,273,731.000
Options Outstanding, Weighted Average Exercise Price	$ 19.21
Weighted Avg. Remaining Contractual Life	5 years 7 months 6 days
Options Exercisable	789,129.000
Options Exercisable, Weighted Average Exercise Price	$ 23.58
Stock Options [Member] | Exercise Price Range $8.46 to $16.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46
Stock options outstanding, exercise price range, upper range limit	$ 16.41
Options Outstanding	704,241
Options Outstanding, Weighted Average Exercise Price	$ 12.68
Weighted Avg. Remaining Contractual Life	7 years 10 months 24 days
Options Exercisable	220,016
Options Exercisable, Weighted Average Exercise Price	$ 13.99
Stock Options [Member] | Exercise Price Range $16.42 to $25.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 16.42
Stock options outstanding, exercise price range, upper range limit	$ 25.38
Options Outstanding	170,835
Options Outstanding, Weighted Average Exercise Price	$ 21.86
Weighted Avg. Remaining Contractual Life	8 months 12 days
Options Exercisable	170,458
Options Exercisable, Weighted Average Exercise Price	$ 21.86
Stock Options [Member] | Exercise Price Range $25.39 to $33.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 25.39
Stock options outstanding, exercise price range, upper range limit	$ 33.50
Options Outstanding	398,655
Options Outstanding, Weighted Average Exercise Price	$ 29.61
Weighted Avg. Remaining Contractual Life	3 years 9 months 18 days
Options Exercisable	398,655
Options Exercisable, Weighted Average Exercise Price	$ 29.61